American Mutual Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

October 20, 2016

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Mutual Fund
File Nos. 002-10607 and 811-00572

Dear Sir or Madam:

Enclosed is Form N-1A, Post-Effective Amendment No. 139 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 59 to the Registration Statement under the Investment Company Act of 1940, of the above-named investment company.  This registration statement contains amendments reflecting disclosure pertaining to a new share class — Class F-3 — to be offered by the company.  As a result of the new share class disclosure, this filing is being made pursuant to Rule 485(a) under the Securities Act, and we propose that it become effective on January 1, 2017.

All of the funds comprising the American Funds family that offer Class F shares intend to offer the new share class to the investing public pursuant to prospectuses effective as of January 1, 2017.  Normally, this would require each investment company to file an amended registration statement under Rule 485(a).  However, because the disclosure language relating to the new share class will be the same for all investment companies, we intend to file amended registration statements for the other investment companies under Rule 485(b)(1)(vii) in December 2016 for an effective date of January 1, 2017.

Please direct any questions to Erik A. Vayntrub, Associate Counsel, at 213-486-9108.

Attachment